SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets
Property, plant and equipment and other	$ 6,843	$ 7,030
Net operating loss carryforward	22,297	26,332
Total deferred tax assets	29,140	33,362
Less: valuation allowance	(9,733)	(10,311)
Deferred tax assets, net of valuation allowance	19,407	23,051
Deferred Tax Liabilities
Property, plant and equipment and other	(3,805)	(5,558)
Intangible assets	(9,251)	(12,292)
Total deferred tax liabilities	(13,056)	(17,850)
Net deferred tax asset	$ 6,351	$ 5,201